Organization and Summary of Significant Accounting Policies (Details 14) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Changes in warranty reserve
Balance, Beginning of Year	$ 5,550	$ 9,228	$ 11,835
Provision (Recoveries) Charged to Expense	2,617	(843)	583
Payments	367	2,835	3,190
Balance, End of Year	$ 7,800	$ 5,550	$ 9,228